Loss per share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016 [1]
Loss Per Share Details Abstract
Loss attributed to shareholders	$ (22,022)	$ (19,729)	$ (17,092)
Basic weighted average number of shares (in 000s)	22,714	18,381	18,251
Basic and diluted loss per share	$ (0.97)	$ (1.07)	$ (0.94)

[1]	(1)The consolidated statement of comprehensive loss for the year ended December 31, 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated. For additional information on IFRS 9 adoption, refer to the sections "Impairment of financial assets" and "Summary of IFRS 9 adoption impact" within Note 3 to these consolidated financial statements.